Capital and Reserves (Details)	6 Months Ended
	Jun. 30, 2025	Dec. 23, 2024 MYR (RM) shares	Dec. 23, 2024 USD ($) shares	Dec. 05, 2024 shares	Mar. 15, 2024 MYR (RM) shares	Mar. 15, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2023 USD ($) shares	Aug. 08, 2023 USD ($) $ / shares shares
Capital and Reserves [Line Items]
Authorized share capital, value (in Dollars) | $									$ 10,000
Authorized share capital, ordinary shares									100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares issued		3,556	3,556		1,030,494	1,030,494	20,000,000	20,000,000
Aggregate par value of ordinary shares issued							RM 8,351	$ 2,000
Convertible shares to be converted into ordinary shares				419,929
Description of conversion of convertible shares	conversion ratio of one RCPSs to one common share of the Company
Agroz Group [Member]
Capital and Reserves [Line Items]
Ordinary shares issued							820,000	820,000
Ordinary shares issued, value | RM							RM 820,000
Director [Member]
Capital and Reserves [Line Items]
Ordinary shares issued, value					RM 461	$ 103
Redeemable convertible preference [Member]
Capital and Reserves [Line Items]
Ordinary shares issued, value		RM 39,450	$ 8,827